Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	Related party transactions:

The Company incurred expenses for services provided by a law firm in which a director of one of the Company’s wholly owned subsidiaries is a partner. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2015, the Company incurred legal fees of $63 (2014 - $145) for services provided by the law firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2015 is $12 (2014 - $52) owing to the legal firm.

The Company also incurred expenses for services provided by an accounting firm in which a director of one of the Company’s wholly owned subsidiaries is a partner. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2015, the Company incurred accounting fees of $35 (2014 - $64) for services provided by the accounting firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2015 is $31 (2014 - $8) owing to the accounting firm.